Property and Equipment, Net (Details Textual) - USD ($)	3 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2019	Dec. 31, 2019
Property and Equipment (Textual)
Amount invested to capital expenditure			$ 96,852			$ 87,038
Depreciation expense	$ 278,857	$ 197,446	797,801	$ 304,669	$ 304,669	$ 623,884
Capital expenditures			$ 96,852